Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financing Receivables Modified as Troubled Debt Restructurings (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 5,500	¥ 900
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment	808	900
Consumer borrowers | Real estate loans
Financing Receivable, Modifications [Line Items]
Recorded investment	5	4
Consumer borrowers | Card loans
Financing Receivable, Modifications [Line Items]
Recorded investment	2	6
Consumer borrowers | Other
Financing Receivable, Modifications [Line Items]
Recorded investment	801	¥ 890
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment	4,692
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 4,692